Compensation Plans (Schedule of Outstanding Deferred Share Units) (Details) (Canadian Dollar Denominated [Member], Deferred Share Units [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Canadian Dollar Denominated [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning of Year	905	717
Granted	109	108
Converted from HPR awards	38	52
Units, in Lieu of Dividends	39	29
Redeemed	(117)	(1)
Outstanding, End of Year	974	905